SUBSEQUENT EVENTS (Details Textual) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2018 COP ($) $ / shares	Mar. 31, 2018 COP ($) $ / shares	Dec. 31, 2017
Disclosure of subsequents events [Line Items]
Dividend payables | $	$ 1,069,489	$ 1,069,489
Estudios y Proyectos del Sol S.A.S. [Member] | Coninvial [Member]
Disclosure of subsequents events [Line Items]
Proportion Of Ownership Interest In Other Entities			60.00%
Subsequent events [Member]
Disclosure of subsequents events [Line Items]
Dividends paid on monthly basis, ordinary shares per share | (per share)	$ 4.00	$ 4.00
Common Stock, Dividends, Per Share, Cash Paid | $ / shares		$ 48
Corficolombiana S.A [Member] | Coviandes [Member]
Disclosure of subsequents events [Line Items]
Proportion Of Ownership Interest In Other Entities			59.77%
Corficolombiana S.A [Member] | Estudios y Proyectos del Sol S.A.S. [Member]
Disclosure of subsequents events [Line Items]
Proportion Of Ownership Interest In Other Entities			100.00%